Schedule I - Condensed Financial Information of Parent Company - Statements of Changes in Equity (Detail) - USD ($) $ in Thousands		12 Months Ended
		May. 31, 2015		May. 31, 2014		May. 31, 2013		May. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,025,758
Beginning Balance, shares		158,379,387
Issuance of ADS shares for the exercises of employee share options				$ 7,848		$ 5,733
Reissuance of treasury stock for the exercises of employee share options		$ 11,362		13,524
Reissuance of treasury stock for the exercises of employee share options, shares		1,968,241
Reissuance of treasury stock for Non-vested equity shares vested, shares		1,385,484
Share based compensation expense		$ 15,689		20,079		27,242
Dividend declared				(54,476)	[1]	3,010	[2]	$ 50,000
Share repurchase		$ (59,420)	[3]	$ (16,865)	[4]	$ (33,133)	[4]
Share repurchase, shares		(2,800,849)		(762,100)		(1,683,400)
Net income		$ 193,013		$ 215,704		$ 136,269
Foreign currency translation adjustment		12,006		(17,894)		$ 27,729
Unrealized gain on available-for-sale securities, net of tax effect of nil		21,940		586
Ending Balance		$ 1,220,348		$ 1,025,758
Ending Balance, shares		158,379,387		158,379,387
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares		157,758,666		156,695,987		158,379,387
Issuance of ADS shares for the exercises of employee share options				$ 11		$ 7
Non-vested equity shares vested						$ 11
Reissuance of treasury stock for the exercises of employee share options, shares		953,514		1,014,727
Reissuance of treasury stock for Non-vested equity shares vested, shares		575,432		810,052
Share repurchase, shares		(2,800,849)		(762,100)		(1,683,400)
Ending Balance, shares		156,486,763		157,758,666		156,695,987		158,379,387
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Issuance of ADS shares for the exercises of employee share options				$ 7,837		$ 5,726
Non-vested equity shares vested						(11)
Reissuance of treasury stock for the exercises of employee share options		$ 11,353		13,514
Reissuance of treasury stock for Non-vested equity shares vested		(6)		(8)
Share based compensation expense		15,689		20,079		27,242
Dividend declared				(14,891)	[1]	3,010	[2]
Share repurchase		(59,392)	[3]	(16,858)	[4]	(33,116)	[4]
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Reissuance of treasury stock for the exercises of employee share options		9		10
Reissuance of treasury stock for Non-vested equity shares vested		6		8
Share repurchase		(28)	[3]	(7)	[4]	(17)	[4]
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Dividend declared	[1]			(39,585)
Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustment		12,006		(17,894)		27,729
Unrealized gain on available-for-sale securities, net of tax effect of nil		21,940		586
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,025,758		857,252		690,402
Beginning Balance, shares		158,379,387
Issuance of ADS shares for the exercises of employee share options				7,848		5,733
Reissuance of treasury stock for the exercises of employee share options		$ 11,362		13,524
Share based compensation expense		15,689		20,079		27,242
Dividend declared				(54,476)		3,010
Share repurchase		(59,420)		(16,865)		(33,133)
Net income		193,013		215,704		136,269
Foreign currency translation adjustment		12,006		(17,894)		27,729
Unrealized gain on available-for-sale securities, net of tax effect of nil		21,940		586
Ending Balance		$ 1,220,348		$ 1,025,758		857,252		$ 690,402
Ending Balance, shares		158,379,387		158,379,387
Parent Company [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 1,584		$ 1,573		$ 1,555
Beginning Balance, shares		157,758,666		156,695,987		158,379,387
Issuance of ADS shares for the exercises of employee share options				$ 11		$ 7
Non-vested equity shares vested						$ 11
Reissuance of treasury stock for the exercises of employee share options, shares		953,514		1,014,727
Reissuance of treasury stock for Non-vested equity shares vested, shares		575,432		810,052
Share repurchase, shares		(2,800,849)		(762,100)		(1,683,400)
Ending Balance		$ 1,584		$ 1,584		$ 1,573		$ 1,555
Ending Balance, shares		156,486,763		157,758,666		156,695,987		158,379,387
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 174,009		$ 164,336		$ 161,485
Issuance of ADS shares for the exercises of employee share options				7,837		5,726
Non-vested equity shares vested						(11)
Reissuance of treasury stock for the exercises of employee share options		11,353		13,514
Reissuance of treasury stock for Non-vested equity shares vested		(6)		(8)
Share based compensation expense		15,689		20,079		27,242
Dividend declared				(14,891)		3,010
Share repurchase		(59,392)		(16,858)		(33,116)
Ending Balance		141,653		174,009		164,336		$ 161,485
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		(6)		(17)
Reissuance of treasury stock for the exercises of employee share options		9		10
Reissuance of treasury stock for Non-vested equity shares vested		6		8
Share repurchase		(28)		(7)		(17)
Ending Balance		(19)		(6)		(17)
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		784,612		608,493		472,224
Dividend declared				(39,585)
Net income		193,013		215,704		136,269
Ending Balance		977,625		784,612		608,493		472,224
Parent Company [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		65,559		82,867		55,138
Foreign currency translation adjustment		12,006		(17,894)		27,729
Unrealized gain on available-for-sale securities, net of tax effect of nil		21,940		586
Ending Balance		$ 99,505		$ 65,559		$ 82,867		$ 55,138

[1]	On July 23, 2013, the Company declared a special cash dividend in the amount of US$0.35 per ADS. The aggregate amount of cash dividend paid was US$54,476, of which US$39,585 and US$14,891 were funded by retained earnings and additional paid in capital, respectively. The dividend was fully paid on October 7, 2013 to shareholders of record at the close of business on September 6, 2013.
[2]	On April 17, 2012, the Company declared a special cash dividend in the amount of US$0.30 per ADS, or a total of approximately US$50,000. The actual dividend amount of US$46,990 was paid on September 28, 2012 to shareholders of record at the close of business on August 31, 2012.
[3]	On July 22, 2014, the Company's board of directors authorized the repurchase of up to US$120,000 of the Company's shares during the period from July 28, 2014 through March 31, 2015. 2,800,849 shares were repurchased in the year ended May 31, 2015.
[4]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.